Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 11 – Income Taxes

For the year ended December 31, 2013 and for the period October 30, 2012 (inception) through December 31, 2012, we incurred losses of $5,521,081 and $21,287, respectively.

Significant components of the Company’s net deferred tax assets at December 31, 2013 and 2012 are as follows:

	December 31,
Deferred tax assets:	2013	2012
Net operating loss carryforwards	$900,830	$-
Research and development costs	845,900	6,807
Start-up and organizational costs	1,554	1,665
Stock-based compensation	647	-
Other accruals	90,680	-
Total gross deferred tax assets	1,839,611	8,472
Less: valuation allowance	(1,839,611)	(8,472)
Deferred tax assets, net	$-	$-

As of December 31, 2013, the Company had approximately $2,263,391 of federal and state net operating losses (“NOL”), available for income tax purposes that may be carried forward to offset future taxable income, if any. The federal carryforwards expire in the year 2033.

If not used, these NOL’s may be subject to limitation under Section 382 of the Internal Revenue Code (“IRC”) should there be a greater than 50% ownership change as determined under the regulations. The Company’s net deferred tax assets are subject to a 100% valuation allowance because it is currently more likely than not that the benefit of the net deferred tax asset will not be realized in future periods. The valuation allowances related to the Company’s net deferred tax assets increased by approximately $1,831,139 and $8,472 for the periods ended December 31, 2013 and 2012, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2013	For the period October 30, 2012 (Inception) through December 31, 2012
Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income taxes	(5.8)	(5.8)
Permanent difference:
Stock based compensation	0.1	-
Derivative instrument issuance - financing warrant	1.3	-
General and administrative expense - consulting warrant	3.9	-
Change in fair value of derivative liability	1.3	-
Increase in valuation allowance	33.2	39.8
Effective income tax rate	0.0%	0.0%